Document and Entity Information Document	Jun. 18, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 17, 2026
Entity Registrant Name	Designer Brands Inc.
Entity Incorporation, State or Country Code	OH
Entity File Number	001-32545
Entity Tax Identification Number	31-0746639
Entity Address, Postal Zip Code	43219
Local Phone Number	237-7100
City Area Code	614
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Shares, without par value
Trading Symbol	DBI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001319947
Amendment Flag	false
Current Fiscal Year End Date	--01-30
Entity Address, Address Line One	810 DSW Drive
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH